                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                           Canada Life Prestige Series
                          Varifund(R) Variable Annuity

                Canada Life of America Variable Annuity Account 1
                Flexible Premium Variable Deferred Annuity Policy

               Supplement to Varifund Prospectus Dated May 1, 2001

        As of the date of this Supplement, March 1, 2002, Van Eck Worldwide Emerging Markets Portfolio is available as a new investment option in the Varifund(R) Variable Annuity.

        You can allocate new premiums and transfer contract value into the Van Eck Worldwide Emerging Markets subaccount by giving us instructions. You can also include the Van Eck Worldwide Emerging Markets in your asset rebalancing, dollar cost averaging and/or systematic withdrawal program.

                                      * * *

        The prospectus for the Varifund(R) Variable Annuity is amended in the following respects:

1.      THE FRONT PAGE:

The following information is added to the front page:

Van Eck Worldwide Insurance Trust

2.      THE FEE TABLE

The following information is added to the "Funds Annual Fund Expenses For the Year Ended December 31, 2000 (see Table on pages 10 and 11):

----------------------------------------------------------------------------------------------------------------------------
                                                                                OTHER EXPENSES      TOTAL ANNUAL EXPENSES
                                        MANAGEMENT FEES   12b-1    SERVICE          (AFTER           (AFTER WAIVERS AND
          NAME OF PORTFOLIO             (AFTER WAIVERS)    FEES      FEES       REIMBURSEMENT)         REIMBURSEMENTS)
          -----------------                    --------    ----      ----       --------------         ---------------
----------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets           1.00%         0.0%      0.00%          0.31%                   1.31%
----------------------------------------------------------------------------------------------------------------------------


3.      THE EXPENSE EXAMPLES

The following information is added to Example 1 on page 12 under the heading "Examples":

----------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR             3 YEARS             5 YEARS              10 YEARS
                                            ------             -------             -------              --------
----------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets            83                 135                 190                  324
----------------------------------------------------------------------------------------------------------------------------

The following information is added to Example 2 on page 13 under the heading "Examples":

----------------------------------------------------------------------------------------------------------------------------
                                            1 YEAR             3 YEARS             5 YEARS              10 YEARS
                                            ------             -------             -------              --------
----------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets            29                  90                 154                  324
----------------------------------------------------------------------------------------------------------------------------


4.       INVESTMENT OBJECTIVES AND ADVISER

The following information is added to the table on pages 17 and 18 under the heading "Investment Objectives of the Portfolios":

-----------------------------------------------------------------------------------------------------------------------
            PORTFOLIO                                   INVESTMENT OBJECTIVE / INVESTMENT ADVISER
---------------------------------- ------------------------------------------------------------------------------------
VAN ECK WORLDWIDE                  Seeks long-term capital appreciation by investing in primarily equity securities
EMERGING MARKETS                   in emerging markets around the world.  The adviser is Van Eck Associates
                                   Corporation.
-----------------------------------------------------------------------------------------------------------------------



Please use this supplement with the Varifund(R) Variable Annuity prospectus dated May 1, 2001. Additional copies of the Varifund(R) Variable Annuity prospectus are available from Canada Life of America Financial Services, Inc., 6201 Powers Ferry Road; Atlanta, GA 30339. Read this supplement and your prospectus carefully and keep them together for future reference.

Supplement dated March 1, 2002.


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